Debt (Debt) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt [Line Items]
Revolving credit facilities	$ 58,000	$ 45,000	$ 5,260
Term loan			253
Long-term debt including current portion			5,513
Less: Current portion			5,354
Long-term debt			$ 159